VOYA MUTUAL FUNDS

Voya Russia Fund

(“Fund”)

Supplement dated February 10, 2017

to Voya Russia Fund’s

Class A, Class I, and Class W shares Prospectus (“Prospectus”)

dated February 29, 2016

Effective immediately, Nathan Griffiths is being removed as a portfolio manager for the Fund and Ivo Luiten is added as a portfolio manager for the Fund. The Fund’s Prospectus is hereby revised as follows:

1.	All references to Nathan Griffiths as a portfolio manager for the Fund are hereby deleted in their entirety.

2.	The sub-section entitled “Portfolio Management – Portfolio Managers” of the Fund’s Prospectus, is hereby deleted in its entirety and replaced with the following:

Portfolio Managers
Ivo Luiten	Renat Nadyukov
Portfolio Manager (since 02/17)	Portfolio Manager (since 08/13)

3.	The following paragraph is added to the sub-section entitled “Management of the Funds – The Sub-Advisers and Portfolio Managers – Voya Russia Fund:”

Ivo Luiten, CFA, Portfolio Manager with the Emerging Markets Equity Team, joined NNIP Advisors in 2011 as a Senior Analyst in Emerging Markets Equities.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

VOYA MUTUAL FUNDS

Voya Russia Fund

(“Fund”)

Supplement dated February 10, 2017

to Voya Russia Fund’s

Class A, Class I, and Class W shares

Statement of Additional Information (“SAI”)

dated February 29, 2016

Effective immediately, Nathan Griffiths is being removed as a portfolio manager for the Fund and Ivo Luiten is added as a portfolio manager for the Fund. The Fund’s SAI is hereby revised as follows:

1.	All references to Nathan Griffiths as a portfolio manager for the Fund are hereby deleted in their entirety.

2.	The tables in the sub-sections entitled “Other Accounts Managed” and “Ownership of Securities” under the section entitled “Portfolio Management – Voya Russia Fund” in the Fund’s SAI is hereby amended to include the following:

Other Accounts Managed

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Ivi Luiten	0	$0	4	$462,000,000	0	$0

Ownership of Securities

Portfolio Manager	Dollar Range of Fund Shares Owned
Ivo Luiten	None

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE